UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-03725

Fidelity California Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2022

Item 1.

Reports to Stockholders

Fidelity® California Municipal Income Fund

Semi-Annual Report
August 31, 2022
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary August 31, 2022 (Unaudited)
Revenue Sources (% of Fund's net assets)
Transportation	28.5%
General Obligations	24.9%
Health Care	13.7%
Special Tax	10.6%
Education	8.3%
Others* (Individually Less Than 5%)	14.0%
100.0%

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments August 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Municipal Bonds - 98.9%
	Principal Amount (a) (000s)	Value ($) (000s)
California - 98.3%
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	2,091
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,900	2,776
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	705	728
Series 1997 C, 0% 9/1/22 (Assured Guaranty Muni. Corp. Insured)	5,150	5,150
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2018 A, 2.625%, tender 4/1/26 (b)	3,000	2,984
Series 2021 A, 2%, tender 4/1/28 (b)	17,000	16,078
Series B, 2.85%, tender 4/1/25 (b)	6,890	6,897
Series H, 2.125%, tender 4/1/25 (b)	4,000	3,929
Bay Area Wtr. Supply & Conservation Agcy. (Cap. Cost Recovery Prepayment Prog.) Series 2023 A:
5% 10/1/23 (c)	2,050	2,088
5% 10/1/24 (c)	2,000	2,080
5% 10/1/25 (c)	2,250	2,386
5% 10/1/26 (c)	2,250	2,432
5% 10/1/27 (c)	3,000	3,295
5% 10/1/28 (c)	3,000	3,344
5% 10/1/29 (c)	1,750	1,970
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A:
5% 6/1/27	400	432
5% 6/1/28	420	457
5% 6/1/29	500	548
5% 6/1/30	300	330
5% 6/1/31	300	329
5% 6/1/32	250	273
5% 6/1/33	250	272
California Edl. Facilities Auth. Rev.:
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,725
(Santa Clara Univ. Proj.):
Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	8,543
Series 2017 C:
5% 4/1/30	650	728
5% 4/1/31	890	992
5% 4/1/33	1,245	1,372
Series 2018 A:
5% 10/1/34	760	828
5% 10/1/36	840	905
5% 10/1/38	620	670
5% 10/1/42	4,000	4,294
5% 10/1/46	6,235	6,655
Series 2021 A:
5% 4/1/29	400	449
5% 4/1/30	425	482
5% 4/1/31	460	523
California Gen. Oblig.:
Series 2002, 5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
Series 2004:
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.5% 4/1/28	5	5
5.5% 4/1/30	25	25
Series 2007:
5.625% 5/1/26	120	120
5.75% 5/1/30	90	90
Series 2019, 5% 4/1/49	2,900	3,146
Series 2020:
4% 11/1/39	4,955	5,016
5% 11/1/27	2,000	2,249
Series 2021, 5% 12/1/46	1,500	1,645
California Health Facilities Fing. Auth. Rev.:
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,509
5% 11/15/23	2,000	2,010
(Lucile Salter Packrd Chil Hosp. Proj.) Series 2017 A, 5% 11/15/42	1,750	1,863
(Stanford Health Proj.) Series 2017 A:
5% 11/15/35	3,405	3,749
5% 11/15/36	5,000	5,497
5% 11/15/37	3,000	3,293
Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (b)	8,190	7,951
Series 2019 B, 5%, tender 10/1/27 (b)	7,700	8,375
Series 2016 A, 3% 10/1/41	400	313
Series 2017 A:
4% 11/1/38	5,475	5,384
5% 11/15/32	1,400	1,520
Series 2018 A, 5% 11/15/27	500	552
Series 2020 A, 4% 4/1/49	9,010	8,273
Series 2021 A, 4% 8/15/48	5,000	4,856
California Hsg. Fin. Agcy.:
Series 2019 A, 4% 3/20/33	6,706	6,647
Series 2021 1, 3.5% 11/20/35	6,077	5,660
California Infrastructure & Econ. Dev. Series 2019:
5% 8/1/44	7,610	8,148
5% 8/1/49	11,000	11,711
California Infrastructure and Econ. Dev. Bank Rev.:
Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	7,000	6,154
Series 2020, 4% 7/1/50	7,125	6,718
California Muni. Fin. Auth.:
(Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/32	2,750	3,017
5% 6/1/33	2,320	2,538
5% 6/1/34	5,290	5,771
5% 6/1/35	5,110	5,564
5% 6/1/36	5,830	6,337
5% 6/1/37	3,000	3,251
Series 2019 A, 2.65% 8/1/36	9,662	8,495
California Muni. Fin. Auth. Ctfs. of Prtn. Series 2021, 5% 11/1/27 (d)	11,850	12,568
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/25	305	320
5% 10/1/26	715	760
5% 10/1/28	2,130	2,278
5% 10/1/32	1,000	1,055
(Channing House Proj.) Series 2017 A:
4% 5/15/29	2,000	2,105
4% 5/15/30	1,575	1,651
4% 5/15/31	2,150	2,237
4% 5/15/32	1,000	1,036
5% 5/15/33	895	979
5% 5/15/34	1,000	1,090
(Institute On Aging Proj.) Series 2017:
5% 8/15/27	230	256
5% 8/15/29	245	272
5% 8/15/30	225	249
5% 8/15/33	750	823
5% 8/15/36	1,435	1,564
(Pomona College Proj.) Series 2017:
4% 1/1/37 (Pre-Refunded to 1/1/28 @ 100)	1,250	1,351
4% 1/1/38 (Pre-Refunded to 1/1/28 @ 100)	1,500	1,621
5% 1/1/32 (Pre-Refunded to 1/1/28 @ 100)	1,000	1,132
5% 1/1/33 (Pre-Refunded to 1/1/28 @ 100)	500	566
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/27	1,000	1,096
5% 6/1/28	1,000	1,092
5% 6/1/30	1,555	1,682
5% 6/1/32	1,000	1,072
5% 6/1/33	1,000	1,067
5% 6/1/35	1,000	1,059
5% 6/1/43	3,750	3,914
Series 2016 A, 5% 11/1/36 (d)	1,000	1,036
Series 2017 A:
5% 7/1/29	575	614
5% 7/1/31	1,000	1,061
5% 7/1/32	1,400	1,481
5% 7/1/33	1,000	1,054
5% 7/1/34	1,395	1,466
5% 7/1/35	1,500	1,568
5% 7/1/36	1,500	1,562
5% 7/1/37	1,250	1,297
Series 2017 B:
5% 7/1/28	1,250	1,339
5% 7/1/29	1,300	1,389
5% 7/1/30	750	799
5% 7/1/31	800	849
5% 7/1/32	1,385	1,465
Series 2017:
5% 10/1/27	500	537
5% 10/1/36	1,250	1,307
5% 10/1/37	500	521
5% 10/1/39	1,750	1,816
Series 2018:
5% 10/1/31	200	214
5% 10/1/32	225	240
5% 10/1/33	225	239
5% 10/1/34	225	238
5% 10/1/35	225	237
5% 10/1/36	250	263
5% 10/1/37	550	577
5% 10/1/38	345	362
Series 2019 A:
5% 4/1/30	3,000	3,352
5% 4/1/31	2,000	2,218
5% 4/1/32	3,000	3,313
5% 4/1/35	1,780	1,933
5% 4/1/36	1,125	1,220
5% 4/1/37	1,475	1,594
5% 4/1/40	2,500	2,682
5% 4/1/41	3,865	4,139
Series 2019:
5% 7/1/34	825	919
5% 7/1/39	1,000	1,096
5% 7/1/49	2,100	2,255
Series 2021 A, 4% 2/1/51	7,500	6,967
Series 2021:
4% 10/1/33	250	244
4% 10/1/34	420	406
4% 10/1/37	160	152
4% 10/1/46	960	855
4% 10/1/51	1,150	1,004
California Muni. Fin. Auth. Sr Living Series 2019:
5% 11/15/39	1,155	1,192
5% 11/15/49	2,500	2,550
California Muni. Fin. Auth. Student Hsg.:
(CHF Davis II, L.L.C. Orchard Park Student Hsg. Proj.) Series 2021, 4% 5/15/46 (Build America Mutual Assurance Insured)	2,000	1,888
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/26	4,210	4,439
5% 5/15/27	4,635	4,930
5% 5/15/34	10,000	10,427
(CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Hsg. Proj.) Series 2018:
5% 5/15/33	1,345	1,406
5% 5/15/35	1,955	2,035
5% 5/15/36	1,500	1,559
5% 5/15/43	1,500	1,541
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002 C, 3.25%, tender 6/3/24 (b)(e)	7,500	7,512
California Pub. Fin. Auth. Rev. Series 2021 A:
4% 10/15/26	415	424
4% 10/15/27	400	409
4% 10/15/28	360	367
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (d)	1,160	992
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (d)	1,500	1,117
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	7,135
(Various Cap. Projs.):
Series 2012 G, 5% 11/1/25	2,500	2,512
Series 2016 D, 4% 4/1/33	1,660	1,718
Series 2022 C:
4% 8/1/37 (c)	16,845	17,211
5% 8/1/35 (c)	5,010	5,673
5% 8/1/36 (c)	5,260	5,925
Series A, 5% 9/1/29	1,425	1,494
California State Univ. Rev. Bonds Series 2016 B1, 1.6%, tender 11/1/26 (b)	5,000	4,717
California Statewide Cmntys. Dev. Auth.:
Series 2016:
5% 5/15/34	1,250	1,286
5% 5/15/35	4,725	4,856
5% 5/15/40	2,250	2,304
Series 2017, 5% 5/15/47	1,000	1,023
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
5% 1/1/33	1,595	1,675
5% 1/1/38	6,240	6,472
5% 1/1/43	9,300	9,545
California Statewide Cmntys. Dev. Auth. Rev.:
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/27	245	269
5% 7/1/28	660	735
5% 7/1/29	695	766
5% 7/1/30	730	802
5% 7/1/31	765	837
5% 7/1/32	805	877
5% 7/1/33	845	917
5% 7/1/34	885	957
5% 7/1/35	925	999
5% 7/1/36	500	539
5% 7/1/37	650	699
5% 7/1/38	500	536
5% 7/1/43	1,250	1,329
5% 7/1/48	9,000	9,524
(Lancer Edl. Student Hsg. Proj.) Series 2019 A:
5% 6/1/34 (d)	375	380
5% 6/1/39 (d)	475	476
5% 6/1/51 (d)	8,225	7,909
(Viamonte Sr. Living 1 Proj.) Series 2018 B, 3% 7/1/27	3,000	3,003
Series 2015:
5% 2/1/35	1,975	1,780
5% 2/1/45	4,440	3,677
Series 2016:
5% 10/1/26	1,125	1,200
5% 10/1/27	2,360	2,518
5% 10/1/28	1,230	1,310
5% 10/1/29	675	717
5% 10/1/30	1,100	1,165
5% 10/1/33	1,850	1,943
Series 2017 A, 5% 11/1/32 (d)	1,135	1,192
Series 2017, 5% 11/1/48	795	648
Series 2018 A, 5% 3/1/42	7,500	7,795
Series 2021 A:
4% 4/1/38	2,625	2,513
4% 4/1/39	2,250	2,141
4% 4/1/40	2,500	2,363
4% 4/1/41	1,885	1,768
4% 4/1/46	2,500	2,295
Carlsbad Unified School District:
Series 2009 B, 6% 5/1/34 (Pre-Refunded to 5/1/24 @ 100)	5,300	5,606
Series 2017 A:
4% 5/1/31	1,500	1,572
4% 5/1/32	1,150	1,202
4% 5/1/33	1,375	1,427
4% 5/1/34	1,375	1,418
Chaffey Unified High School District Series 2017 C, 5.25% 8/1/47	8,305	8,908
Contra Costa Wtr. District Wtr. Rev. Series 2021 W, 5% 10/1/51	7,000	7,792
Corona-Norco Unified School District Series 2013 A:
5% 9/1/25 (Pre-Refunded to 9/1/23 @ 100)	645	662
5% 9/1/35 (Pre-Refunded to 9/1/23 @ 100)	585	601
Desert Cmnty. College District Series 2020, 2% 8/1/37	625	477
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
5% 7/1/29	250	290
5% 7/1/30	250	294
El Camino Hosp. District Series 2006, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,234
El Dorado County Gen. Oblig. Series 2012, 5% 9/1/23	1,345	1,348
El Dorado Irr. Distr. Rev. Series 2016 C, 5% 3/1/36 (Pre-Refunded to 3/1/26 @ 100)	330	360
Elk Grove Fin. Auth. Spl. Tax Rev.:
(Elk Grove Cfd Laguna Ridge Proj.) Series 2016, 5% 9/1/41	4,500	4,662
Series 2015:
5% 9/1/27	1,940	2,083
5% 9/1/28	4,125	4,427
5% 9/1/29	4,325	4,633
5% 9/1/30 (Build America Mutual Assurance Insured)	1,135	1,219
5% 9/1/31 (Build America Mutual Assurance Insured)	1,750	1,866
5% 9/1/32 (Build America Mutual Assurance Insured)	1,615	1,719
Series 2016:
5% 9/1/27	1,875	2,004
5% 9/1/28	1,500	1,599
5% 9/1/29	2,000	2,124
5% 9/1/30	1,720	1,825
5% 9/1/31	2,500	2,639
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) Series 1995, 6.5% 12/1/24 (AMBAC Insured)	1,765	1,843
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,567
0% 10/1/25 (AMBAC Insured)	1,665	1,508
Escondido Union High School District Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	3,796
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	2,237
Foothill-De Anza Cmnty. College District Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,755
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 2015 A, 0% 1/15/33 (Assured Guaranty Muni. Corp. Insured)	9,000	6,045
Fresno Unified School District Series 2020 B:
5% 8/1/34	100	114
5% 8/1/35	175	198
5% 8/1/36	235	264
5% 8/1/37	150	168
5% 8/1/38	300	333
5% 8/1/39	350	386
5% 8/1/40	400	439
5% 8/1/41	435	475
5% 8/1/42	500	544
5% 8/1/46	2,500	2,700
Fullerton Pub. Fing. Auth. Series 2021 A:
4% 2/1/32	520	527
4% 2/1/33	250	257
4% 2/1/34	430	438
4% 2/1/36	600	605
4% 2/1/41	2,530	2,470
4% 2/1/46	2,055	1,905
4% 2/1/51	2,500	2,311
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2005 A, 0% 6/1/27 (Escrowed to Maturity)	6,790	6,005
Grossmont-Cuyamaca Cmnty. College District Series 2021 C, 4% 8/1/46	4,250	4,066
Hillsborough School District Series 2022 A, 4% 9/1/52 (c)	3,500	3,403
Irvine Reassessment District 12-1 Ltd. Oblig.:
Series 2012:
5% 9/2/23	1,000	1,012
5% 9/2/25	500	506
Series 2013:
5% 9/2/24	825	846
5% 9/2/26	800	820
Series 2019:
4% 9/2/38	1,000	989
4% 9/2/39	1,000	987
5% 9/2/44	2,545	2,706
Series 2021:
4% 9/2/35 (Build America Mutual Assurance Insured)	400	404
4% 9/2/36 (Build America Mutual Assurance Insured)	250	252
4% 9/2/37 (Build America Mutual Assurance Insured)	250	251
4% 9/2/38 (Build America Mutual Assurance Insured)	350	350
4% 9/2/39 (Build America Mutual Assurance Insured)	500	498
4% 9/2/40 (Build America Mutual Assurance Insured)	1,025	1,013
4% 9/2/46 (Build America Mutual Assurance Insured)	1,350	1,293
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	1,786
5% 8/15/28	1,960	1,984
5% 8/15/29	4,225	4,276
5% 8/15/30	4,555	4,609
Long Beach Cmnty. College Series 2008 A:
0% 6/1/28 (Assured Guaranty Muni. Corp. Insured)	2,995	2,534
0% 6/1/31 (Assured Guaranty Muni. Corp. Insured)	8,285	6,246
Long Beach Hbr. Rev.:
Series 2017 A:
5% 5/15/26 (e)	1,110	1,193
5% 5/15/27 (e)	2,000	2,178
5% 5/15/29 (e)	1,350	1,470
5% 5/15/30 (e)	1,300	1,414
5% 5/15/31 (e)	2,400	2,604
5% 5/15/32 (e)	1,760	1,905
5% 5/15/33 (e)	1,350	1,457
5% 5/15/34 (e)	1,650	1,776
5% 5/15/35 (e)	2,500	2,686
5% 5/15/36 (e)	3,000	3,220
5% 5/15/37 (e)	2,755	2,951
Series 2019 A, 5% 5/15/44	10,000	10,947
Long Beach Unified School District Series 2009:
5.25% 8/1/33	410	411
5.75% 8/1/33	170	170
Los Angeles Cmnty. College District Series 2017 J, 4% 8/1/33	2,500	2,598
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2022 G:
5% 12/1/41	6,875	7,791
5% 12/1/42	2,500	2,825
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,259
Los Angeles Dept. Arpt. Rev.:
Series 2015 A:
5% 5/15/24 (e)	795	824
5% 5/15/25 (e)	2,250	2,367
5% 5/15/26 (e)	1,715	1,805
5% 5/15/27 (e)	1,250	1,313
5% 5/15/28 (e)	1,260	1,326
5% 5/15/29 (e)	1,575	1,656
5% 5/15/30 (e)	1,400	1,469
Series 2015 D:
5% 5/15/26 (e)	1,100	1,158
5% 5/15/28 (e)	1,950	2,053
5% 5/15/29 (e)	2,550	2,681
5% 5/15/30 (e)	2,000	2,098
5% 5/15/31 (e)	2,540	2,658
5% 5/15/41 (e)	3,240	3,338
Series 2016 B:
5% 5/15/26 (e)	1,600	1,709
5% 5/15/27 (e)	1,000	1,071
5% 5/15/36 (e)	3,600	3,766
5% 5/15/41 (e)	3,750	3,895
Series 2017 B:
5% 5/15/24 (e)	1,905	1,973
5% 5/15/25 (e)	1,750	1,841
Series 2018 B, 5% 5/15/31 (e)	7,350	7,910
Series 2018 D, 5% 5/15/48 (e)	2,000	2,076
Series 2018, 5% 5/15/43 (e)	10,000	10,458
Series 2019 A, 5% 5/15/49 (e)	4,950	5,134
Series 2019 D, 5% 5/15/49 (e)	5,625	5,821
Series A:
5% 5/15/30 (e)	700	754
5% 5/15/51 (e)	12,270	12,812
Series B, 5% 5/15/48	6,200	6,712
Series F:
4% 5/15/49 (e)	5,000	4,604
5% 5/15/30 (e)	2,480	2,709
5% 5/15/34 (e)	950	1,016
5% 5/15/44 (e)	13,685	14,256
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2015 A, 5% 7/1/30	6,000	6,350
Series 2016 B, 5% 7/1/42	4,595	4,864
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2020 A:
5% 7/1/47	3,030	3,301
5% 7/1/50	1,255	1,359
Los Angeles Hbr. Dept. Rev. Series 2016 A, 5% 8/1/24 (e)	1,500	1,566
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2014 A:
5% 5/1/24 (Escrowed to Maturity)	325	339
5% 5/1/25 (Pre-Refunded to 5/1/24 @ 100)	540	563
5% 5/1/29 (Pre-Refunded to 5/1/24 @ 100)	500	522
Series 2014 B:
5% 5/1/24 (Escrowed to Maturity)	200	208
5% 5/1/25 (Pre-Refunded to 5/1/24 @ 100)	225	235
5% 5/1/29 (Pre-Refunded to 5/1/24 @ 100)	500	521
5% 5/1/30 (Pre-Refunded to 5/1/24 @ 100)	400	417
5% 5/1/31 (Pre-Refunded to 5/1/24 @ 100)	400	417
Series 2016 B, 5% 11/1/36	1,500	1,630
Los Angeles Unified School District Series 2020 C, 3% 7/1/35	4,000	3,665
Manhattan Beach Unified School District Series 2020 B, 4% 9/1/45	3,500	3,475
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/27	190	203
5% 4/1/28	3,350	3,623
Miracosta Cmnty. Clg District Series 2016 B, 2% 8/1/40	1,050	734
Modesto Elementary School District, Stanislaus County Series A, 0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,566
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	640	632
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	415	414
Modesto Irrigation District Fing. Auth. Series 2019 A, 5% 10/1/39	1,500	1,645
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,625	1,738
Montebello Pub. Fing. Auth. (Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A:
5% 6/1/30	1,640	1,745
5% 6/1/31	500	530
5% 6/1/32	500	529
5% 6/1/33	1,800	1,900
5% 6/1/34	1,345	1,416
5% 6/1/35	1,895	1,992
5% 6/1/36	2,000	2,100
5% 6/1/41	6,155	6,420
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,294
Mount Diablo Unified School District Series 2022 B:
4% 8/1/35	4,000	4,188
4% 8/1/36	3,650	3,757
4% 6/1/37	1,625	1,655
Mount San Antonio Cmnty. College Series 2021 C, 2% 8/1/39	3,670	2,634
Muroc Jt Unified School District Series 2016 B, 5.25% 8/1/47	4,375	4,734
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,650
5% 9/1/25	1,000	1,000
5% 9/1/26	1,155	1,155
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (Assured Guaranty Muni. Corp. Insured)	5,000	3,525
Series 2015:
4% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	330	340
5% 9/1/25 (Assured Guaranty Muni. Corp. Insured)	680	723
5% 9/1/26 (Assured Guaranty Muni. Corp. Insured)	1,500	1,598
5% 9/1/26 (Pre-Refunded to 3/1/25 @ 100)	500	533
5% 9/1/27 (Pre-Refunded to 3/1/25 @ 100)	455	485
North City West School Facilities Fing. Auth. Spl. Tax Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,571
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (b)	10,250	10,410
Northern California Transmission Agcy. Rev. Series 2016 A:
5% 5/1/36	2,390	2,558
5% 5/1/38	2,265	2,416
5% 5/1/39	1,500	1,597
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	5,755	3,850
Novato Unified School District Series 2020 C, 2% 8/1/39	4,645	3,285
Oakland Gen. Oblig. Series 2015 A:
5% 1/15/28	1,225	1,316
5% 1/15/29	1,650	1,771
5% 1/15/30	1,665	1,785
5% 1/15/31	1,520	1,621
Oakland Unified School District Alameda County Series 2015 A:
5% 8/1/30	1,250	1,334
5% 8/1/30 (Assured Guaranty Muni. Corp. Insured)	1,570	1,680
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	3,751
Ontario Int'l. Arpt. Auth.:
Series 2021 A, 5% 5/15/46 (Assured Guaranty Muni. Corp. Insured)	4,315	4,662
Series 2021 B:
4% 5/15/35 (Assured Guaranty Muni. Corp. Insured) (e)	1,120	1,097
4% 5/15/36 (Assured Guaranty Muni. Corp. Insured) (e)	775	756
4% 5/15/37 (Assured Guaranty Muni. Corp. Insured) (e)	1,700	1,650
4% 5/15/38 (Assured Guaranty Muni. Corp. Insured) (e)	800	772
4% 5/15/39 (Assured Guaranty Muni. Corp. Insured) (e)	555	532
4% 5/15/40 (Assured Guaranty Muni. Corp. Insured) (e)	685	655
Orange County San District Waste Series 2016 A:
5% 2/1/35	5,490	5,894
5% 2/1/36	6,630	7,111
Oxnard Union High School District Gen. Oblig. Series B, 5% 8/1/45	5,000	5,403
Palmdale Elementary School District Spl. Tax Series 2017 A, 5% 8/1/41 (Assured Guaranty Muni. Corp. Insured)	1,275	1,360
Palomar Cmnty. College District Series 2017, 5% 8/1/35	1,410	1,546
Palomar Health Rev.:
Series 2016, 5% 11/1/36	12,970	13,404
Series 2017, 5% 11/1/42	3,000	3,073
Palomar Pomerado Health Series 2004 A, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,870	4,264
Pomona Calif Wtsw Rev. (Wtr. Facilities Proj.) Series 2017, 4% 5/1/37	4,335	4,403
Port of Oakland Rev.:
Series 2017 D:
5% 11/1/25 (e)	5,135	5,451
5% 11/1/26 (e)	2,285	2,465
5% 11/1/27 (e)	4,000	4,375
5% 11/1/28 (e)	4,925	5,382
5% 11/1/29 (e)	4,200	4,585
Series 2021 H, 5% 5/1/28 (e)	2,125	2,325
Poway California Redev. Agcy. Successor Series A:
5% 6/15/27	2,385	2,645
5% 6/15/28	2,190	2,361
5% 12/15/28	2,200	2,369
5% 12/15/29	4,825	5,196
5% 12/15/30	3,500	4,055
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	13,070	9,356
Series 2011, 0% 8/1/46	10,150	3,433
Series B:
0% 8/1/33	4,955	3,383
0% 8/1/35	9,000	5,582
0% 8/1/37	6,325	3,551
0% 8/1/41	5,130	2,348
Poway Unified School District Pub. Fing.:
Series 2013, 5% 9/15/26 (Pre-Refunded to 9/15/23 @ 100)	930	955
Series 2015 A:
5% 9/1/30	1,495	1,567
5% 9/1/31	1,260	1,317
5% 9/1/32	1,795	1,873
5% 9/1/33	2,740	2,853
5% 9/1/34	1,225	1,273
5% 9/1/35	1,580	1,641
5% 9/1/36	3,395	3,522
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.) Series 2014:
5% 9/1/25 (Assured Guaranty Muni. Corp. Insured)	1,775	1,856
5% 9/1/26 (Assured Guaranty Muni. Corp. Insured)	1,350	1,414
5% 9/1/27 (Assured Guaranty Muni. Corp. Insured)	1,700	1,783
5% 9/1/28 (Assured Guaranty Muni. Corp. Insured)	1,700	1,786
5% 9/1/29 (Assured Guaranty Muni. Corp. Insured)	1,850	1,942
Richmond Wastewtr. Rev. Series 2019 A:
5% 8/1/39	390	432
5% 8/1/44	2,135	2,336
Riverside County Trans. Commission Toll Rev. Series 2021 B1, 4% 6/1/46	5,500	5,025
Riverside Elec. Rev. Series 2019 A, 5% 10/1/43	3,840	4,200
Riverside Swr. Rev. Series 2015 A:
5% 8/1/26	1,710	1,834
5% 8/1/27	1,725	1,851
5% 8/1/28	1,935	2,078
5% 8/1/29	2,330	2,502
Rocklin Unified School District Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	6,048
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	6,186
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,781
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	5,611
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,597
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,661
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000	5,272
Sacramento City Unified School District:
Series 2007, 0% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	1,450	1,205
Series 2021 G:
4% 8/1/44 (Assured Guaranty Muni. Corp. Insured)	2,250	2,168
4% 8/1/49 (Assured Guaranty Muni. Corp. Insured)	4,000	3,765
Series 2022 A:
5% 8/1/41	1,870	2,070
5.5% 8/1/47	2,500	2,824
Sacramento County Arpt. Sys. Rev.:
Series 2016 B:
5% 7/1/35	790	837
5% 7/1/36	2,000	2,116
5% 7/1/41	6,430	6,757
Series 2018 C:
5% 7/1/31 (e)	2,110	2,262
5% 7/1/32 (e)	1,590	1,699
5% 7/1/34 (e)	4,000	4,243
5% 7/1/35 (e)	5,000	5,289
5% 7/1/36 (e)	7,500	7,901
Series 2018 E:
5% 7/1/33	1,315	1,442
5% 7/1/34	1,000	1,087
5% 7/1/35	1,270	1,374
Sacramento Muni. Util. District Elec. Rev.:
Series 2013 A, 5% 8/15/41	2,810	2,870
Series 2016 D, 5% 8/15/28	2,500	2,849
Sacramento TOT Rev. Series A:
5% 6/1/34	700	761
5% 6/1/35	2,065	2,236
5% 6/1/36	2,215	2,390
5% 6/1/37	2,405	2,584
5% 6/1/38	1,240	1,327
5% 6/1/43	7,165	7,568
San Bernardino County Ctfs. of Prtn. (Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	3,665	3,897
San Bernardino Unified School District Gen. Oblig. Series 2013 A, 5% 8/1/24 (Escrowed to Maturity)	1,250	1,281
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A, 1.8% 11/15/27	7,505	7,105
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/29	1,660	1,825
5% 7/1/31	2,000	2,184
5% 7/1/33	1,735	1,883
5% 7/1/34	1,380	1,493
5% 7/1/35	1,500	1,620
5% 7/1/36	1,980	2,135
5% 7/1/38	2,000	2,145
5% 7/1/42	5,000	5,316
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
(Sub Lien Proj.):
Series 2017 B:
5% 7/1/24 (e)	1,000	1,037
5% 7/1/25 (e)	515	543
5% 7/1/27 (e)	500	541
5% 7/1/28 (e)	1,000	1,080
5% 7/1/29 (e)	1,725	1,854
5% 7/1/30 (e)	2,915	3,116
5% 7/1/31 (e)	1,250	1,328
5% 7/1/32 (e)	1,300	1,374
5% 7/1/33 (e)	1,330	1,402
5% 7/1/34 (e)	1,000	1,048
5% 7/1/36 (e)	1,500	1,564
5% 7/1/37 (e)	750	781
5% 7/1/47 (e)	5,250	5,376
Series A, 5% 7/1/26 (e)	690	737
Series 2017A, 5% 7/1/42	5,810	6,130
Series 2019 B:
5% 7/1/28 (e)	820	894
5% 7/1/49 (e)	5,050	5,196
Series 2020 B:
5% 7/1/29	2,720	3,105
5% 7/1/30	2,550	2,944
Series 2020 C, 5% 7/1/23 (e)	585	595
San Diego Pub. Facilities Fing. Auth. Lease Rev.:
(Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,714
Series 2015 A, 5% 10/15/44	4,005	4,256
Series 2016:
5% 10/15/29	2,000	2,159
5% 10/15/30	1,000	1,079
5% 10/15/31	650	700
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	1,782
Series 2008 C, 0% 7/1/37	1,300	741
Series 2008 E, 0% 7/1/47 (f)	8,700	6,263
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A:
4% 7/1/38	3,040	3,080
4% 7/1/39	2,075	2,094
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2014 A, 5% 5/1/40 (e)	1,865	1,900
Series 2016 A:
5% 5/1/28	2,280	2,478
5% 5/1/29	1,225	1,327
5% 5/1/30	330	356
5% 5/1/32	1,000	1,073
Series 2016 B:
5% 5/1/41 (e)	9,695	10,027
5% 5/1/46 (e)	23,000	23,656
Series 2017 A, 5% 5/1/42 (e)	3,205	3,308
Series 2017 D, 5% 5/1/25 (e)	2,250	2,365
Series 2018 D, 5% 5/1/43 (e)	1,000	1,036
Series 2019 A:
5% 5/1/36 (e)	10,000	10,605
5% 5/1/37 (e)	5,595	5,916
5% 1/1/47 (e)	6,005	6,218
5% 5/1/49 (e)	12,645	13,099
Series 2019 B, 5% 5/1/49	5,000	5,310
Series 2019 E, 5% 5/1/50 (e)	7,000	7,247
Series 2022 A:
5% 5/1/26 (e)	5,000	5,326
5% 5/1/52 (e)	14,500	15,105
Series A, 5% 5/1/44 (e)	13,220	13,439
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
5% 8/1/23	1,000	1,002
5% 8/1/24	750	751
San Jacinto Unified School District Series 2014:
5% 8/1/25 (Assured Guaranty Muni. Corp. Insured)	875	915
5% 8/1/26 (Assured Guaranty Muni. Corp. Insured)	1,055	1,102
5% 8/1/27 (Assured Guaranty Muni. Corp. Insured)	1,250	1,305
5% 8/1/28 (Assured Guaranty Muni. Corp. Insured)	1,250	1,305
5% 8/1/29 (Assured Guaranty Muni. Corp. Insured)	3,150	3,289
5% 8/1/30 (Assured Guaranty Muni. Corp. Insured)	4,070	4,249
5% 8/1/31 (Assured Guaranty Muni. Corp. Insured)	650	678
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	3,577
San Jose Int. Arpt. Rev.:
Series 2017 A:
5% 3/1/27 (e)	2,480	2,670
5% 3/1/29 (e)	735	787
5% 3/1/31 (e)	1,100	1,166
5% 3/1/32 (e)	850	896
5% 3/1/33 (e)	1,095	1,151
5% 3/1/34 (e)	1,250	1,308
5% 3/1/35 (e)	3,475	3,621
5% 3/1/36 (e)	2,250	2,342
5% 3/1/37 (e)	2,250	2,336
5% 3/1/41 (e)	10,235	10,536
Series 2017 B:
5% 3/1/29	200	219
5% 3/1/30	250	274
5% 3/1/32	235	254
5% 3/1/33	250	269
5% 3/1/34	500	535
5% 3/1/37	3,000	3,196
Series 2021 A:
4% 3/1/34 (e)	2,000	1,970
5% 3/1/24 (e)	1,000	1,030
5% 3/1/25 (e)	500	524
5% 3/1/26 (e)	1,550	1,647
5% 3/1/27 (e)	750	807
5% 3/1/28 (e)	1,270	1,380
5% 3/1/29 (e)	1,000	1,092
5% 3/1/30 (e)	1,275	1,402
5% 3/1/31 (e)	1,600	1,764
5% 3/1/32 (e)	2,000	2,188
5% 3/1/33 (e)	1,500	1,633
San Juan Unified School District Series 2020, 2.25% 8/1/39	2,000	1,458
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/27	1,650	1,773
5% 10/1/29	675	724
5% 10/1/30	2,000	2,144
5% 10/1/31	2,310	2,472
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	2,242
0% 8/1/37	1,900	1,050
0% 8/1/47	9,000	2,954
San Mateo County Cmnty. College District Series 2019:
5% 9/1/36	1,000	1,124
5% 9/1/37	1,000	1,121
5% 9/1/38	760	850
5% 9/1/39	1,000	1,116
5% 9/1/40	1,100	1,222
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	8,000	8,714
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,375
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,345
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/25 (Assured Guaranty Muni. Corp. Insured)	825	859
5% 6/15/26 (Assured Guaranty Muni. Corp. Insured)	860	897
5% 6/15/27 (Assured Guaranty Muni. Corp. Insured)	1,770	1,848
5% 6/15/28 (Assured Guaranty Muni. Corp. Insured)	1,865	1,950
5% 6/15/29 (Assured Guaranty Muni. Corp. Insured)	1,780	1,860
5% 6/15/30 (Assured Guaranty Muni. Corp. Insured)	1,150	1,201
5% 6/15/31 (Assured Guaranty Muni. Corp. Insured)	1,000	1,043
Sanger Unified School District Series 1999, 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75	76
Santa Barbara Fing. Auth. (Arpt. Proj.) Series 2019:
5% 4/1/30	1,000	1,146
5% 4/1/32	1,365	1,542
5% 4/1/34	1,000	1,108
5% 4/1/36	2,135	2,347
5% 4/1/37	1,000	1,093
5% 4/1/38	845	919
Santa Clara County Fing. Auth. Lease Rev.:
Series 2019 C, 3% 5/1/41	1,000	828
Series 2021 A, 3% 5/1/39	1,250	1,055
Santa Monica Pub. Fin. Rev.:
(City Svcs. Bldg. Proj.) Series 2017:
4% 7/1/39	790	799
5% 7/1/36	2,380	2,597
5% 7/1/37	1,780	1,934
(Downtown Fire Station Proj.) Series 2018, 5% 7/1/42	1,250	1,342
Santa Monica-Malibu Unified School District Series 2017 C:
4% 7/1/36	435	444
4% 7/1/37	475	483
4% 7/1/38	450	456
4% 7/1/39	550	556
5% 7/1/30	250	278
5% 7/1/31	350	387
5% 7/1/32	255	281
5% 7/1/33	250	275
5% 7/1/34	315	346
5% 7/1/35	400	438
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	6,800	6,275
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	887
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	2,789
South Bayside Waste Mgmt. Auth.:
Series 2019 A:
5% 9/1/42 (Assured Guaranty Muni. Corp. Insured)	1,255	1,366
5% 9/1/42 (Pre-Refunded to 9/1/29 @ 100)	45	52
Series 2019 B:
5% 9/1/24 (e)	425	444
5% 9/1/24 (Escrowed to Maturity) (e)	15	16
South Orange County Pub. Fin. Auth. Series 2016:
5% 4/1/34	2,000	2,148
5% 4/1/36	3,000	3,211
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,029
5% 8/15/26	1,975	2,009
5% 8/15/27	700	712
5% 8/15/28	1,000	1,017
South San Francisco Pub. Fing. Auth. (Cmnty. Civic Campus And Multiple Cap. Projs.) Series 2021 A, 4% 6/1/46	5,000	4,887
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (b)	10,000	9,254
Southwestern Cmnty. College District Gen. Oblig.:
Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	2,160
Series 2004, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,093
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
4% 10/1/37	2,000	2,023
5% 10/1/35	1,000	1,093
5% 10/1/36	1,585	1,729
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (Assured Guaranty Muni. Corp. Insured)	300	314
5% 8/1/25 (Assured Guaranty Muni. Corp. Insured)	750	786
5% 8/1/27 (Assured Guaranty Muni. Corp. Insured)	265	277
5% 8/1/28 (Assured Guaranty Muni. Corp. Insured)	510	532
5% 8/1/38 (Assured Guaranty Muni. Corp. Insured)	2,500	2,579
5% 8/1/42 (Assured Guaranty Muni. Corp. Insured)	4,650	4,786
Series 2012:
5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	1,270	1,273
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	1,350	1,353
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	1,060	1,062
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	1,110	1,112
5% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	1,065	1,067
5% 1/1/29 (Assured Guaranty Muni. Corp. Insured)	600	601
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	2,440	2,543
5% 9/1/25 (Assured Guaranty Muni. Corp. Insured)	3,500	3,709
5% 9/1/26 (Assured Guaranty Muni. Corp. Insured)	3,000	3,234
5% 9/1/27 (Assured Guaranty Muni. Corp. Insured)	4,380	4,734
5% 9/1/28 (Assured Guaranty Muni. Corp. Insured)	3,500	3,790
5% 9/1/29 (Assured Guaranty Muni. Corp. Insured)	2,000	2,164
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/24	1,000	1,035
5% 6/1/26	1,185	1,261
Tulare Swr. Rev. Series 2015:
5% 11/15/24 (Assured Guaranty Muni. Corp. Insured)	820	865
5% 11/15/25 (Assured Guaranty Muni. Corp. Insured)	800	864
5% 11/15/26 (Assured Guaranty Muni. Corp. Insured)	965	1,041
5% 11/15/27 (Assured Guaranty Muni. Corp. Insured)	1,500	1,618
5% 11/15/28 (Assured Guaranty Muni. Corp. Insured)	1,165	1,256
Turlock Irrigation District Rev. Series 2020, 5% 1/1/41	4,000	4,381
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	5,815	5,898
Univ. of California Revs.:
Series 2017 AV, 5% 5/15/34	2,000	2,198
Series 2017 M, 3% 5/15/37	800	703
Series 2018 O, 5% 5/15/48	1,000	1,078
Series 2019 BB, 5% 5/15/49	2,000	2,181
Series 2023 BM:
5% 5/15/37 (c)	2,000	2,229
5% 5/15/38 (c)	2,290	2,533
5% 5/15/39 (c)	2,000	2,199
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
4% 1/1/35	1,000	942
4% 1/1/36	1,000	938
5% 1/1/30	1,335	1,425
5% 1/1/31	1,350	1,432
5% 1/1/32	1,400	1,473
5% 1/1/33	2,835	2,972
5% 1/1/34	2,230	2,330
Vacaville Unified School District Series 2014 C:
5% 8/1/23 (Build America Mutual Assurance Insured)	930	953
5% 8/1/26 (Build America Mutual Assurance Insured)	1,295	1,356
Vernon Elec. Sys. Rev. Series 2022 A:
5% 8/1/36	1,490	1,598
5% 8/1/38	825	875
5% 8/1/39	850	899
5% 8/1/41	420	441
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	2,196
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,900	2,115
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	915
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,127
5.5% 8/1/40	5,000	5,194
Washington Township Health Care District Rev.:
Series 2017 B:
5% 7/1/30	2,500	2,647
5% 7/1/32	1,350	1,411
5% 7/1/33	1,000	1,042
Series 2019 A:
5% 7/1/30	1,000	1,086
5% 7/1/31	875	945
5% 7/1/32	890	957
5% 7/1/36	750	797
Series A:
4% 7/1/33	260	259
4% 7/1/35	300	287
5% 7/1/30	300	328
5% 7/1/31	325	351
West Contra Costa Unified School District:
Series 2012 D, 0% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	1,675	1,138
Series 2014 A:
5% 8/1/23	365	374
5% 8/1/25	2,555	2,675
5% 8/1/26 (Pre-Refunded to 8/1/24 @ 100)	2,550	2,674
5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	1,150	1,206
5% 8/1/28 (Pre-Refunded to 8/1/24 @ 100)	1,000	1,048
5% 8/1/29 (Pre-Refunded to 8/1/24 @ 100)	1,675	1,756
TOTAL CALIFORNIA		1,748,271
Guam - 0.0%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (e)	230	236
Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	4,980	2,827
5.625% 7/1/27	595	631
5.625% 7/1/29	1,815	1,951
5.75% 7/1/31	4,240	4,642
TOTAL PUERTO RICO		10,051
TOTAL MUNICIPAL BONDS (Cost $1,813,277)		1,758,558

Municipal Notes - 2.4%
	Principal Amount (a) (000s)	Value ($) (000s)
California - 2.4%
California Muni. Fin. Auth. Rev. (Chevron U.S.A., Inc. Proj.) Series 2010 A, 0.85% 9/1/22, VRDN (b)	26,500	26,508
California Pub. Fin. Auth. Rev. Series 2022 B1, 0.87% 9/1/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	9,000	9,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Irvine Apt. Cmntys. LP Proj.) Series 2001 W1, 0.95% 9/1/22, LOC Wells Fargo Bank NA, VRDN (b)(e)	5,000	5,000
Los Angeles Multi-family Hsg. Rev. Series 1994 A, 1.3% 9/1/22, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,608	1,608

TOTAL MUNICIPAL NOTES (Cost $42,118)		42,116

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $1,855,395)	1,800,674
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(23,128)
NET ASSETS - 100.0%	1,777,546

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,670,000 or 1.4% of net assets.

(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	1,800,674	-	1,800,674	-
Total Investments in Securities:	1,800,674	-	1,800,674	-
Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $1,855,395):		$1,800,674
Cash		22,492
Receivable for fund shares sold		1,998
Interest receivable		19,023
Prepaid expenses		3
Other receivables		4
Total assets		1,844,194
Liabilities
Payable for investments purchased
Regular delivery	$834
Delayed delivery	60,052
Payable for fund shares redeemed	3,503
Distributions payable	1,530
Accrued management fee	526
Distribution and service plan fees payable	21
Other affiliated payables	151
Other payables and accrued expenses	31
Total Liabilities		66,648
Net Assets		$1,777,546
Net Assets consist of:
Paid in capital		$1,842,263
Total accumulated earnings (loss)		(64,717)
Net Assets		$1,777,546

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($51,601 ÷ 4,316 shares) (a)		$11.96
Maximum offering price per share (100/96.00 of $11.96)		$12.46
Class M :
Net Asset Value and redemption price per share ($4,274 ÷ 357 shares) (a)(b)		$11.99
Maximum offering price per share (100/96.00 of $11.99)		$12.49
Class C :
Net Asset Value and offering price per share ($11,011 ÷ 923 shares) (a)(b)		$11.94
California Municipal Income :
Net Asset Value , offering price and redemption price per share ($1,625,343 ÷ 136,137 shares)		$11.94
Class I :
Net Asset Value , offering price and redemption price per share ($36,930 ÷ 3,087 shares) (b)		$11.97
Class Z :
Net Asset Value , offering price and redemption price per share ($48,387 ÷ 4,045 shares)		$11.96
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or units

Statement of Operations
Amounts in thousands		Six months ended August 31, 2022 (Unaudited)
Investment Income
Interest		$27,351
Expenses
Management fee	$3,222
Transfer agent fees	759
Distribution and service plan fees	133
Accounting fees and expenses	170
Custodian fees and expenses	10
Independent trustees' fees and expenses	3
Registration fees	77
Audit	27
Legal	4
Miscellaneous	5
Total expenses before reductions	4,410
Expense reductions	(26)
Total expenses after reductions		4,384
Net Investment income (loss)		22,967
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(8,155)
Total net realized gain (loss)		(8,155)
Change in net unrealized appreciation (depreciation) on investment securities		(134,703)
Net gain (loss)		(142,858)
Net increase (decrease) in net assets resulting from operations		$(119,891)

Statement of Changes in Net Assets

Amount in thousands	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,967	$49,753
Net realized gain (loss)	(8,155)	6,358
Change in net unrealized appreciation (depreciation)	(134,703)	(71,653)
Net increase (decrease) in net assets resulting from operations	(119,891)	(15,542)
Distributions to shareholders	(22,932)	(60,162)
Share transactions - net increase (decrease)	(216,385)	(40,615)
Total increase (decrease) in net assets	(359,208)	(116,319)

Net Assets
Beginning of period	2,136,754	2,253,073
End of period	$1,777,546	$2,136,754

Fidelity Advisor® California Municipal Income Fund Class A

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.85	$13.28	$13.63	$12.78	$12.68	$12.79
Income from Investment Operations
Net investment income (loss) B,C	.132	.245	.281	.309	.339	.340
Net realized and unrealized gain (loss)	(.890)	(.370)	(.305)	.866	.101	(.043)
Total from investment operations	(.758)	(.125)	(.024)	1.175	.440	.297
Distributions from net investment income	(.132)	(.245)	(.281)	(.309)	(.339)	(.339)
Distributions from net realized gain	-	(.060)	(.045)	(.016)	(.001)	(.068)
Total distributions	(.132)	(.305)	(.326)	(.325)	(.340)	(.407)
Net asset value, end of period	$11.96	$12.85	$13.28	$13.63	$12.78	$12.68
Total Return D,E,F	(5.91)%	(1.00)%	(.15)%	9.30%	3.53%	2.31%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.78% I	.79%	.79%	.79%	.79%	.80%
Expenses net of fee waivers, if any	.78% I	.78%	.79%	.79%	.79%	.80%
Expenses net of all reductions	.78% I	.78%	.78%	.79%	.79%	.80%
Net investment income (loss)	2.15% I	1.84%	2.11%	2.34%	2.69%	2.62%
Supplemental Data
Net assets, end of period (in millions)	$52	$59	$60	$56	$44	$39
Portfolio turnover rate J	9% I	14%	13%	11%	20%	20%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® California Municipal Income Fund Class M

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.88	$13.31	$13.66	$12.81	$12.71	$12.82
Income from Investment Operations
Net investment income (loss) B,C	.138	.258	.290	.315	.345	.346
Net realized and unrealized gain (loss)	(.890)	(.370)	(.304)	.866	.101	(.043)
Total from investment operations	(.752)	(.112)	(.014)	1.181	.446	.303
Distributions from net investment income	(.138)	(.258)	(.291)	(.315)	(.345)	(.345)
Distributions from net realized gain	-	(.060)	(.045)	(.016)	(.001)	(.068)
Total distributions	(.138)	(.318)	(.336)	(.331)	(.346)	(.413)
Net asset value, end of period	$11.99	$12.88	$13.31	$13.66	$12.81	$12.71
Total Return D,E,F	(5.85)%	(.91)%	(.08)%	9.32%	3.57%	2.35%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.69% I	.70%	.72%	.75%	.75%	.76%
Expenses net of fee waivers, if any	.69% I	.70%	.72%	.75%	.75%	.76%
Expenses net of all reductions	.69% I	.70%	.72%	.75%	.75%	.76%
Net investment income (loss)	2.24% I	1.92%	2.18%	2.37%	2.72%	2.66%
Supplemental Data
Net assets, end of period (in millions)	$4	$5	$5	$11	$9	$8
Portfolio turnover rate J	9% I	14%	13%	11%	20%	20%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® California Municipal Income Fund Class C

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.83	$13.26	$13.61	$12.76	$12.66	$12.77
Income from Investment Operations
Net investment income (loss) B,C	.087	.146	.181	.210	.244	.241
Net realized and unrealized gain (loss)	(.890)	(.370)	(.305)	.866	.100	(.042)
Total from investment operations	(.803)	(.224)	(.124)	1.076	.344	.199
Distributions from net investment income	(.087)	(.146)	(.181)	(.210)	(.243)	(.241)
Distributions from net realized gain	-	(.060)	(.045)	(.016)	(.001)	(.068)
Total distributions	(.087)	(.206)	(.226)	(.226)	(.244)	(.309)
Net asset value, end of period	$11.94	$12.83	$13.26	$13.61	$12.76	$12.66
Total Return D,E,F	(6.27)%	(1.74)%	(.90)%	8.50%	2.76%	1.54%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.52% I	1.53%	1.54%	1.54%	1.55%	1.56%
Expenses net of fee waivers, if any	1.52% I	1.53%	1.54%	1.54%	1.54%	1.56%
Expenses net of all reductions	1.51% I	1.53%	1.54%	1.54%	1.54%	1.56%
Net investment income (loss)	1.41% I	1.09%	1.36%	1.59%	1.93%	1.87%
Supplemental Data
Net assets, end of period (in millions)	$11	$14	$21	$24	$24	$29
Portfolio turnover rate J	9% I	14%	13%	11%	20%	20%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® California Municipal Income Fund

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.83	$13.26	$13.61	$12.76	$12.66	$12.77
Income from Investment Operations
Net investment income (loss) B,C	.152	.290	.325	.353	.381	.383
Net realized and unrealized gain (loss)	(.890)	(.370)	(.305)	.866	.101	(.042)
Total from investment operations	(.738)	(.080)	.020	1.219	.482	.341
Distributions from net investment income	(.152)	(.290)	(.325)	(.353)	(.381)	(.383)
Distributions from net realized gain	-	(.060)	(.045)	(.016)	(.001)	(.068)
Total distributions	(.152)	(.350)	(.370)	(.369)	(.382)	(.451)
Net asset value, end of period	$11.94	$12.83	$13.26	$13.61	$12.76	$12.66
Total Return D,E	(5.77)%	(.67)%	.18%	9.68%	3.88%	2.66%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.45% H	.45%	.45%	.45%	.46%	.46%
Expenses net of fee waivers, if any	.45% H	.45%	.45%	.45%	.46%	.46%
Expenses net of all reductions	.45% H	.45%	.45%	.45%	.46%	.46%
Net investment income (loss)	2.48% H	2.17%	2.45%	2.68%	3.02%	2.97%
Supplemental Data
Net assets, end of period (in millions)	$1,625	$1,947	$2,047	$2,159	$1,792	$1,841
Portfolio turnover rate I	9% H	14%	13%	11%	20%	20%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® California Municipal Income Fund Class I

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.86	$13.29	$13.64	$12.79	$12.69	$12.80
Income from Investment Operations
Net investment income (loss) B,C	.147	.278	.313	.342	.371	.372
Net realized and unrealized gain (loss)	(.891)	(.370)	(.304)	.866	.100	(.042)
Total from investment operations	(.744)	(.092)	.009	1.208	.471	.330
Distributions from net investment income	(.146)	(.278)	(.314)	(.342)	(.370)	(.372)
Distributions from net realized gain	-	(.060)	(.045)	(.016)	(.001)	(.068)
Total distributions	(.146)	(.338)	(.359)	(.358)	(.371)	(.440)
Net asset value, end of period	$11.97	$12.86	$13.29	$13.64	$12.79	$12.69
Total Return D,E	(5.79)%	(.75)%	.09%	9.56%	3.78%	2.57%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.55% H	.54%	.54%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.54% H	.54%	.54%	.55%	.55%	.55%
Expenses net of all reductions	.54% H	.54%	.54%	.55%	.54%	.55%
Net investment income (loss)	2.38% H	2.08%	2.36%	2.58%	2.93%	2.87%
Supplemental Data
Net assets, end of period (in millions)	$37	$52	$67	$59	$48	$60
Portfolio turnover rate I	9% H	14%	13%	11%	20%	20%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® California Municipal Income Fund Class Z

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019 B
Selected Per-Share Data
Net asset value, beginning of period	$12.86	$13.29	$13.64	$12.79	$12.58
Income from Investment Operations
Net investment income (loss) C,D	.154	.294	.329	.357	.156
Net realized and unrealized gain (loss)	(.900)	(.370)	(.305)	.866	.211
Total from investment operations	(.746)	(.076)	.024	1.223	.367
Distributions from net investment income	(.154)	(.294)	(.329)	(.357)	(.156)
Distributions from net realized gain	-	(.060)	(.045)	(.016)	(.001)
Total distributions	(.154)	(.354)	(.374)	(.373)	(.157)
Net asset value, end of period	$11.96	$12.86	$13.29	$13.64	$12.79
Total Return E,F	(5.81)%	(.64)%	.21%	9.68%	2.93%
Ratios to Average Net Assets D,G,H
Expenses before reductions	.43% I	.42%	.43%	.43%	.44% I
Expenses net of fee waivers, if any	.42% I	.42%	.43%	.43%	.43% I
Expenses net of all reductions	.42% I	.42%	.43%	.43%	.43% I
Net investment income (loss)	2.50% I	2.20%	2.47%	2.70%	3.01% I
Supplemental Data
Net assets, end of period (in millions)	$48	$60	$53	$43	$27
Portfolio turnover rate J	9% I	14%	13%	11%	20%

A For the year ended February 29.

B For the period October 2, 2018 (commencement of sale of shares) through February 28, 2019.

C Calculated based on average shares outstanding during the period.

D Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended August 31, 2022
( Amounts in thousands except percentages)

1. Organization.
Fidelity California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, California Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund may be affected by economic and political developments in the state of California.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   market discount and losses deferred due to   futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 27,264
Gross unrealized depreciation	(81,834)
Net unrealized appreciation (depreciation)	$ (54,570)
Tax cost	$ 1,855,244

The Fund elected to defer to its next fiscal year approximately $960 of capital losses recognized during the period November 1, to February 28, 2022.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity California Municipal Income Fund	87,632	282,536

4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .34% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 68	$ - A
Class M	- %	.25%	6	-
Class C	.75%	.25%	59	1
			$ 133	$ 1
A   In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained by FDC
Class A	$ - A
Class M	- A
Class C B	- A
$ - A

A   In the amount of less than five hundred dollars.
B   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$ 44.16
Class M	1.06
Class C	9.15
California Municipal Income	653.08
Class I	39.17
Class Z	13.05
	$ 759
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
Fidelity California Municipal Income Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity California Municipal Income Fund	-	29,400	(16)

5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity California Municipal Income Fund	$ 2

6. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $10.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $16.
7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2022	Year ended February 28, 2022
Fidelity California Municipal Income Fund
Distributions to shareholders
Class A	$ 590	$1,413
Class M	51	126
Class C	84	268
California Municipal Income	21,020	55,279
Class I	552	1,496
Class Z	635	1,580
Total	$ 22,932	$ 60,162

8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2022	Year ended February 28, 2022	Six months ended August 31, 2022	Year ended February 28, 2022
Fidelity California Municipal Income Fund
Class A
Shares sold	219	614	$ 2,637	$ 8,217
Reinvestment of distributions	43	94	522	1,250
Shares redeemed	(539)	(651)	(6,550)	(8,683)
Net increase (decrease)	(277)	57	$ (3,391)	$ 784
Class M
Shares sold	10	19	$ 120	$ 255
Reinvestment of distributions	4	9	47	115
Shares redeemed	(52)	(33)	(634)	(436)
Net increase (decrease)	(38)	(5)	$ (467)	$ (66)
Class C
Shares sold	55	43	$ 655	$ 579
Reinvestment of distributions	6	19	77	249
Shares redeemed	(205)	(548)	(2,506)	(7,311)
Net increase (decrease)	(144)	(486)	$ (1,774)	$ (6,483)
California Municipal Income
Shares sold	52,250	29,380	$ 635,705	$ 390,522
Reinvestment of distributions	1,001	2,279	12,130	30,348
Shares redeemed	(68,827)	(34,305)	(839,623)	(451,641)
Net increase (decrease)	(15,576)	(2,646)	$ (191,788)	$ (30,771)
Class I
Shares sold	729	489	$ 8,827	$ 6,565
Reinvestment of distributions	39	95	470	1,273
Shares redeemed	(1,757)	(1,565)	(21,311)	(20,938)
Net increase (decrease)	(989)	(981)	$ (12,014)	$ (13,100)
Class Z
Shares sold	1,317	1,636	$ 16,063	$ 21,884
Reinvestment of distributions	47	107	575	1,425
Shares redeemed	(1,952)	(1,073)	(23,589)	(14,288)
Net increase (decrease)	(588)	670	$ (6,951)	$ 9,021

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period- C March 1, 2022 to August 31, 2022
Fidelity® California Municipal Income Fund
Class A	.78%
Actual		$ 1,000	$ 940.90	$ 3.82
Hypothetical- B		$ 1,000	$ 1,021.27	$ 3.97
Class M	.69%
Actual		$ 1,000	$ 941.50	$ 3.38
Hypothetical- B		$ 1,000	$ 1,021.73	$ 3.52
Class C	1.52%
Actual		$ 1,000	$ 937.30	$ 7.42
Hypothetical- B		$ 1,000	$ 1,017.54	$ 7.73
Fidelity® California Municipal Income Fund	.45%
Actual		$ 1,000	$ 942.30	$ 2.20
Hypothetical- B		$ 1,000	$ 1,022.94	$ 2.29
Class I	.54%
Actual		$ 1,000	$ 942.10	$ 2.64
Hypothetical- B		$ 1,000	$ 1,022.48	$ 2.75
Class Z	.42%
Actual		$ 1,000	$ 941.90	$ 2.06
Hypothetical- B		$ 1,000	$ 1,023.09	$ 2.14

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.777802.120
CFL-SANN-1022
Fidelity® California Limited Term Tax-Free Bond Fund

Semi-Annual Report
August 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary August 31, 2022 (Unaudited)
Revenue Sources (% of Fund's net assets)
General Obligations	36.0%
Health Care	18.7%
Transportation	14.3%
Education	10.9%
Water & Sewer	7.6%
Electric Utilities	5.0%
Others* (Individually Less Than 5%)	7.5%
100.0%

*Includes net other assets

Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (3.6)%*
*Short-term investments and Net Other Assets (Liabilities) are not available in the pie chart.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments August 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Municipal Bonds - 103.6%
	Principal Amount (a)	Value ($)
California - 103.0%
Alameda Corridor Trans. Auth. Rev. Series 2016 A:
4% 10/1/23	850,000	858,105
5% 10/1/22	1,250,000	1,251,987
Azusa Unified School District Series 2002, 0% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	1,125,000	995,274
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2018 A, 2.625%, tender 4/1/26 (b)	7,300,000	7,261,100
Series 2021 A, 2%, tender 4/1/28 (b)	11,900,000	11,254,924
Series A, 2.95%, tender 4/1/26 (b)	985,000	989,095
Series B, 2.85%, tender 4/1/25 (b)	7,215,000	7,222,512
Bay Area Wtr. Supply & Conservation Agcy. (Cap. Cost Recovery Prepayment Prog.) Series 2023 A:
5% 10/1/23 (c)	1,000,000	1,018,566
5% 10/1/24 (c)	1,000,000	1,039,857
5% 10/1/25 (c)	1,000,000	1,060,351
5% 10/1/26 (c)	1,000,000	1,080,993
5% 10/1/27 (c)	1,000,000	1,098,352
5% 10/1/28 (c)	1,000,000	1,114,777
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A:
4% 6/1/23	490,000	496,667
5% 6/1/24	350,000	363,817
5% 6/1/25	400,000	422,195
5% 6/1/26	500,000	534,577
California Edl. Facilities Auth. Rev. Series 2021 A:
5% 4/1/23	525,000	532,549
5% 4/1/24	525,000	544,233
5% 4/1/25	415,000	438,176
5% 4/1/26	475,000	510,322
5% 4/1/27	475,000	519,371
5% 4/1/28	375,000	416,440
California Gen. Oblig.:
Series 2014, 4% 5/1/23	2,440,000	2,467,634
Series 2015, 5% 8/1/24	2,060,000	2,164,198
Series 2016:
5% 8/1/27	2,000,000	2,191,923
5% 9/1/30	1,550,000	1,697,197
Series 2017, 5% 8/1/23	8,175,000	8,378,571
Series 2018, 5% 8/1/25	250,000	268,577
Series 2020:
4% 3/1/23	5,000,000	5,042,875
4% 3/1/24	2,500,000	2,560,954
5% 11/1/26	2,000,000	2,205,877
5% 11/1/27	1,000,000	1,124,291
5% 11/1/30	1,060,000	1,247,363
Series 2021:
4% 12/1/24	5,000,000	5,180,962
5% 12/1/25	2,500,000	2,705,942
California Health Facilities Fing. Auth. Rev.:
Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (b)	12,800,000	12,426,752
Series 2009 C, 5%, tender 10/18/22 (b)	640,000	641,827
Series 2009 D, 1.7%, tender 10/18/22 (b)	5,300,000	5,293,079
Series 2016 B2, 4%, tender 10/1/24 (b)	7,130,000	7,307,812
Series 2019 B, 5%, tender 10/1/27 (b)	5,625,000	6,118,138
Series 2019 C:
5%, tender 10/1/25 (b)	3,910,000	4,206,721
5%, tender 10/1/25 (b)	5,730,000	6,065,075
Series 2021 A, 3%, tender 8/15/25 (b)	9,000,000	9,079,734
Series 2014 A, 5% 10/1/22	1,850,000	1,853,701
Series 2015, 5% 11/15/25	675,000	727,712
Series 2016 A, 4% 3/1/27	475,000	489,370
Series 2021 A:
4% 11/1/23	500,000	509,591
4% 11/1/24	365,000	376,778
5% 11/1/25	500,000	538,281
5% 11/1/26	300,000	329,382
5% 11/1/27	200,000	223,519
Series 2021 B:
5% 11/1/26	250,000	274,485
5% 11/1/27	600,000	670,557
Series 2022 A:
5% 5/15/23	550,000	559,099
5% 5/15/24	1,200,000	1,246,132
5% 5/15/25	1,650,000	1,747,595
5% 5/15/26	1,000,000	1,078,544
5% 5/15/27	275,000	301,563
California Infrastructure & Econ. Dev. Series 2019, 5% 8/1/27	300,000	332,055
California Infrastructure and Econ. Dev. Bank Rev.:
Bonds:
(Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	7,000,000	6,154,293
Series 2021 B1, 0.39%, tender 1/1/24 (b)	2,500,000	2,432,797
Series 2015 A, 5% 11/1/24	1,230,000	1,267,486
California Muni. Fin. Auth. (Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A, 5% 6/1/30	2,650,000	2,923,401
California Muni. Fin. Auth. Ctfs. of Prtn. Series 2021, 5% 11/1/27 (d)	6,930,000	7,350,152
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/22	1,020,000	1,021,663
5% 10/1/23	1,230,000	1,255,353
5% 10/1/24	370,000	383,085
5% 10/1/25	1,210,000	1,271,285
5% 10/1/26	355,000	377,345
(Channing House Proj.) Series 2017 A:
4% 5/15/28	2,000,000	2,111,661
5% 5/15/24	910,000	947,304
5% 5/15/26	360,000	390,921
5% 5/15/27	350,000	387,550
(Institute On Aging Proj.) Series 2017:
5% 8/15/23	225,000	230,379
5% 8/15/24	285,000	298,301
5% 8/15/25	995,000	1,064,004
5% 8/15/26	275,000	300,121
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/23	700,000	713,427
5% 6/1/25	1,250,000	1,324,069
5% 6/1/28	390,000	426,026
Series 2016 A, 4% 11/1/26 (d)	1,000,000	1,008,086
Series 2017 A:
5% 11/1/23	450,000	459,796
5% 7/1/24	1,400,000	1,440,145
5% 7/1/25	1,035,000	1,079,133
5% 11/1/25	745,000	782,300
5% 7/1/26	1,065,000	1,123,936
5% 7/1/27	1,235,000	1,321,475
5% 7/1/29	115,000	122,839
Series 2017 B:
5% 7/1/24	1,440,000	1,481,292
5% 1/1/25	1,230,000	1,280,692
5% 7/1/26	500,000	527,670
5% 7/1/27	640,000	684,813
Series 2018:
5% 10/1/22	475,000	475,794
5% 10/1/23	225,000	229,638
5% 10/1/24	275,000	284,894
5% 10/1/25	275,000	289,341
5% 10/1/26	300,000	319,827
Series 2019 A:
5% 4/1/26	650,000	698,336
5% 4/1/27	1,285,000	1,405,036
5% 4/1/28	2,000,000	2,221,016
5% 4/1/29	3,000,000	3,365,435
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 1.3%, tender 2/3/25 (b)(d)	1,500,000	1,430,775
California Muni. Fin. Auth. Sr Living Series 2019:
4% 11/15/23	295,000	296,780
4% 11/15/25	630,000	634,116
4% 11/15/28	710,000	704,960
California Muni. Fin. Auth. Student Hsg.:
(CHF Davis II, L.L.C. Orchard Park Student Hsg. Proj.) Series 2021:
5% 5/15/24 (Build America Mutual Assurance Insured)	500,000	517,106
5% 5/15/25 (Build America Mutual Assurance Insured)	400,000	419,393
5% 5/15/26 (Build America Mutual Assurance Insured)	350,000	372,534
5% 5/15/27 (Build America Mutual Assurance Insured)	470,000	507,006
5% 5/15/28 (Build America Mutual Assurance Insured)	375,000	408,895
5% 5/15/29 (Build America Mutual Assurance Insured)	400,000	439,638
5% 5/15/30 (Build America Mutual Assurance Insured)	500,000	552,453
(CHF-Davis I, LLC - West Village Student Housing Proj.) Series 2018, 5% 5/15/23	1,000,000	1,014,532
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/24	1,300,000	1,339,073
5% 5/15/25	3,400,000	3,545,436
5% 5/15/26	3,000,000	3,163,392
5% 5/15/27	3,000,000	3,190,738
(CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Hsg. Proj.) Series 2018:
5% 5/15/23	950,000	963,805
5% 5/15/24	2,265,000	2,333,076
5% 5/15/27	750,000	797,685
(CHF-Riverside II, LLC-UCR North District Phase I Student Hsg. Proj.) Series 2019:
5% 5/15/23 (Build America Mutual Assurance Insured)	400,000	407,180
5% 5/15/24 (Build America Mutual Assurance Insured)	345,000	356,920
California Pub. Fin. Auth. Rev. Series 2021 A:
4% 10/15/22	245,000	245,347
4% 10/15/23	285,000	288,403
4% 10/15/24	380,000	385,641
4% 10/15/25	390,000	397,461
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.):
Series 2012 G:
5% 11/1/24	720,000	723,327
5% 11/1/25	5,600,000	5,625,878
Series 2016 D, 5% 4/1/28	4,600,000	5,055,781
Series 2021 D:
5% 11/1/27	3,555,000	3,991,345
5% 11/1/28	3,745,000	4,273,394
Series 2022 C:
5% 8/1/23 (c)	5,290,000	5,406,499
5% 8/1/24 (c)	2,570,000	2,690,233
5% 8/1/25 (c)	4,850,000	5,182,044
5% 8/1/26 (c)	6,255,000	6,822,627
5% 8/1/27 (c)	5,165,000	5,741,150
5% 8/1/28 (c)	3,175,000	3,583,400
Series B, 5% 10/1/26	325,000	357,168
Series 2014 B, 5% 10/1/22	1,225,000	1,227,703
Series 2014 C, 5% 10/1/22	1,000,000	1,002,206
Series 2021 D, 4% 11/1/26	2,905,000	3,082,851
Series A, 5% 9/1/29	860,000	901,862
California State Univ. Rev.:
Bonds:
Series 2016 B1, 1.6%, tender 11/1/26 (b)	525,000	495,291
Series 2016 B3, 4%, tender 11/1/23 (b)	6,205,000	6,260,088
Series 2020 A:
5% 11/1/23	1,500,000	1,546,240
5% 11/1/24	1,500,000	1,586,982
5% 11/1/25	1,000,000	1,083,550
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/23	2,375,000	2,406,813
5% 5/15/24	1,000,000	1,027,054
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
5% 1/1/23	500,000	503,726
5% 1/1/24	750,000	771,020
5% 1/1/25	2,100,000	2,177,440
5% 1/1/26	1,090,000	1,144,434
5% 1/1/27	1,900,000	2,016,722
California Statewide Cmntys. Dev. Auth. Rev.:
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/24	1,020,000	1,062,539
5% 7/1/25	625,000	663,630
Series 2014 B, 5% 7/1/24 (Escrowed to Maturity)	900,000	943,470
Series 2015:
4% 2/1/25	940,000	902,336
5% 2/1/30	200,000	187,424
Series 2016:
5% 10/1/22	725,000	726,457
5% 10/1/24	2,030,000	2,108,853
5% 10/1/25	1,010,000	1,062,670
Series 2017 A, 3% 11/1/22 (d)	365,000	364,988
Series 2018 A, 5% 3/1/27	555,000	596,997
Series 2018, 5% 7/1/23	300,000	306,291
Series 2021 A:
5% 4/1/23	350,000	355,074
5% 4/1/24	375,000	385,329
5% 4/1/25	575,000	600,823
5% 4/1/26	380,000	402,666
5% 4/1/27	600,000	643,764
5% 4/1/28	425,000	461,675
5% 4/1/29	625,000	683,909
5% 4/1/30	440,000	484,884
5% 4/1/31	450,000	498,551
Chula Vista Elementary School District Series 2019, 0% 8/1/23	6,500,000	6,343,767
Corona-Norco Unified School District Series 2013 A, 5% 9/1/22 (Escrowed to Maturity)	500,000	500,000
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
5% 7/1/26	250,000	274,181
5% 7/1/27	255,000	285,627
El Camino Hosp. District Series 2006, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,028,373
El Dorado Irr. Distr. Rev. Series 2016 A, 5% 3/1/23	500,000	506,821
Elk Grove Fin. Auth. Spl. Tax Rev.:
Series 2015:
5% 9/1/22	425,000	425,000
5% 9/1/23	1,000,000	1,022,081
5% 9/1/24	1,000,000	1,041,719
5% 9/1/27	150,000	161,051
Series 2016:
4% 9/1/23	1,500,000	1,510,802
4% 9/1/25	1,915,000	1,948,738
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 5% 2/1/24 (Build America Mutual Assurance Insured)	1,460,000	1,510,374
Elsinore Valley Muni. Wtr. District Series 2016 A:
5% 7/1/23	770,000	786,981
5% 7/1/24	1,000,000	1,045,729
Emery Unified School District Series D, 0% 8/1/40 (Pre-Refunded to 8/1/23 @ 40.487)	250,000	99,099
Evergreen Elementary School District Series 2006 B, 0% 8/1/27	1,240,000	1,081,893
Fairfield Ctfs. Prtn. Series 2007, 0% 4/1/27	1,850,000	1,610,359
Fullerton Pub. Fing. Auth. Series 2021 A:
4% 2/1/23	100,000	100,671
4% 2/1/24	240,000	245,103
4% 2/1/25	235,000	241,108
4% 2/1/26	210,000	217,227
4% 2/1/27	230,000	239,438
4% 2/1/28	230,000	239,147
4% 2/1/30	385,000	399,260
Garvey School District Series 2000 B, 0% 8/1/30	1,625,000	1,228,771
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 0% 6/1/27 (Escrowed to Maturity)	5,000,000	4,422,237
Series 2015 A, 5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	6,435,000	6,885,102
Series 2017 A1, 5% 6/1/28 (Pre-Refunded to 6/1/27 @ 100)	1,510,000	1,689,897
Series A, 0% 6/1/24 (Escrowed to Maturity)	7,605,000	7,287,581
Indio Pub. Fing. Auth. Lease Rev. Series 2012, 5% 11/1/22	745,000	748,381
Irvine Reassessment District 12-1 Ltd. Oblig. Series 2013, 5% 9/2/22	750,000	750,000
La Quinta Redev. Agcy. (La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A, 5% 9/1/22 (Escrowed to Maturity)	615,000	615,000
Long Beach Unified School District Series D1, 0% 8/1/29	1,915,000	1,496,744
Los Angeles Cmnty. College District Series 2016 I, 4% 8/1/24	800,000	823,293
Los Angeles County Pub. Works Fing. Auth. Lease Rev.:
(LACMA Bldg. for the Permanent Collection Proj.) Series 2020 A, 5% 12/1/27	3,375,000	3,812,542
Series 2022 G:
5% 12/1/25	1,500,000	1,625,524
5% 12/1/26	1,750,000	1,937,230
5% 12/1/27	1,875,000	2,118,079
5% 12/1/28	1,625,000	1,863,703
Los Angeles Dept. Arpt. Rev.:
Series 2020 A:
5% 5/15/23	5,000,000	5,091,519
5% 5/15/24	5,000,000	5,213,487
5% 5/15/25	5,015,000	5,361,707
Series 2020 B, 5% 5/15/26	7,000,000	7,653,104
Series C, 5% 5/15/25	265,000	283,320
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2014 A, 5% 5/1/23 (Escrowed to Maturity)	475,000	483,647
Series 2014 B, 5% 5/1/23 (Escrowed to Maturity)	200,000	203,508
Los Angeles Unified School District:
Series 2016 B, 2% 7/1/29	465,000	429,006
Series 2020 C, 5% 7/1/26	5,670,000	6,222,795
Series A:
5% 7/1/24	435,000	456,251
5% 7/1/25	3,355,000	3,601,258
Series C, 5% 7/1/25	655,000	686,998
Series M1, 5% 7/1/25	300,000	322,020
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/23	2,610,000	2,638,304
5% 4/1/30	1,200,000	1,316,540
Montebello Pub. Fing. Auth.:
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/27	1,415,000	1,509,180
(Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A, 5% 6/1/28	1,490,000	1,591,974
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/29	1,560,000	1,663,477
Monterey Peninsula Cmnty. College District Series 2016, 0% 8/1/24	2,850,000	2,711,351
Mount Diablo Unified School District Series 2022 B:
4% 8/1/24	4,335,000	4,462,749
4% 8/1/27	3,000,000	3,211,235
Napa Valley Cmnty. Cllge District Series 2002 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,025,000	881,835
Napa Valley Unified School District Series 2010 A, 0% 8/1/27	2,065,000	1,781,742
Newport Mesa Unified School District Series 2007, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,915,000	3,221,531
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (b)	10,000,000	10,156,370
Oakland Unified School District Alameda County:
Series 2015 A:
5% 8/1/23 (Assured Guaranty Muni. Corp. Insured)	2,125,000	2,176,941
5% 8/1/24	1,900,000	1,988,451
5% 8/1/24 (Assured Guaranty Muni. Corp. Insured)	2,400,000	2,514,945
Series 2016:
5% 8/1/26	1,470,000	1,603,031
5% 8/1/29	940,000	1,025,256
Orange County Trans. Auth. (I-405 Impt. Proj.) Series 2021, 5% 10/15/24 (Liquidity Facility Orange County Local Trans. Auth. Sales Tax Rev.)	5,000,000	5,276,738
Palmdale School District Series 2002, 0% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,239,922
Palo Alto Unified School District Gen. Oblig. Series 2008, 0% 8/1/25	2,255,000	2,082,124
Palomar Cmnty. College District Series 2010 B, 0% 8/1/29	1,010,000	813,731
Palomar Health Calif Ctfs. Prtn. Series 2017:
5% 11/1/23	300,000	306,323
5% 11/1/24	300,000	311,328
5% 11/1/25	350,000	368,708
5% 11/1/26	475,000	506,777
Palomar Health Rev. Series 2016:
5% 11/1/25	2,000,000	2,106,903
5% 11/1/26	1,875,000	2,000,435
Palomar Pomerado Health Series 2009 A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	800,000	569,422
Perris Union High School District Series A, 5% 9/1/22 (Assured Guaranty Muni. Corp. Insured)	625,000	625,000
Placentia-Yorba Linda Unified School District Series 2004 B, 0% 8/1/27	1,905,000	1,650,068
Poway California Redev. Agcy. Successor Series A:
5% 12/15/23	4,330,000	4,473,057
5% 6/15/24	2,440,000	2,544,641
Poway Unified School District Series 2009, 0% 8/1/26	2,145,000	1,922,708
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/22	990,000	990,000
5% 9/1/23	1,345,000	1,371,099
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Bonds Series 2018 C, 2.125%, tender 10/1/23 (b)	25,000,000	24,833,447
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.) Series 2014, 5% 9/1/22 (Assured Guaranty Muni. Corp. Insured)	1,400,000	1,400,000
Richmond Wastewtr. Rev. Series 2019 B:
5% 8/1/24	730,000	764,683
5% 8/1/25	1,950,000	2,089,770
Rio Hondo Cmnty. College District Series 2010 C, 0% 8/1/29	1,800,000	1,444,305
Riverside Swr. Rev. Series 2015 A, 5% 8/1/24	1,500,000	1,571,266
Sacramento City Unified School District:
Series 2007:
0% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	1,455,000	1,256,220
0% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	500,000	415,369
Series 2014:
5% 7/1/23	605,000	616,983
5% 7/1/25	50,000	51,967
Series 2021:
4% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	900,000	910,631
4% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,024,680
4% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	1,200,000	1,244,412
4% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	1,100,000	1,149,828
4% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	350,000	370,019
4% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	625,000	662,437
4% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	250,000	265,635
Series 2022:
5% 7/1/26 (Build America Mutual Assurance Insured)	1,415,000	1,541,558
5% 7/1/27 (Build America Mutual Assurance Insured)	1,825,000	2,027,444
5% 7/1/28 (Build America Mutual Assurance Insured)	2,250,000	2,538,251
5% 7/1/29 (Build America Mutual Assurance Insured)	2,750,000	3,144,846
5% 7/1/30 (Build America Mutual Assurance Insured)	1,575,000	1,819,843
Sacramento County Arpt. Sys. Rev.:
Series 2018 A:
5% 7/1/23	430,000	438,624
5% 7/1/24	675,000	703,890
5% 7/1/25	605,000	647,002
Series 2018 B:
5% 7/1/24	1,560,000	1,629,621
5% 7/1/25	2,040,000	2,181,626
Series 2018 D:
5% 7/1/23	500,000	509,903
5% 7/1/24	400,000	416,463
Series 2018 E, 5% 7/1/28	745,000	840,873
Series 2020:
5% 7/1/23	350,000	357,019
5% 7/1/24	730,000	758,583
5% 7/1/25	1,045,000	1,117,549
5% 7/1/26	370,000	403,517
5% 7/1/27	830,000	923,268
5% 7/1/28	700,000	790,082
Sacramento Muni. Util. District Elec. Rev. Bonds Series 2019 B, 5%, tender 10/15/25 (b)	1,920,000	2,015,121
Sacramento TOT Rev.:
Series 2018 A, 5% 6/1/31	500,000	550,579
Series A, 5% 6/1/26	900,000	967,824
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A, 1.8% 11/15/27	2,495,000	2,362,136
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/24	1,415,000	1,475,821
5% 7/1/26	1,450,000	1,574,163
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2019 A, 5% 7/1/24	45,000	46,901
Series 2020 B, 5% 7/1/29	1,025,000	1,170,109
San Diego County Wtr. Auth. Rev. Series 2021 A, 5% 5/1/25	1,050,000	1,122,998
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2015 B:
5% 10/15/23	1,400,000	1,440,782
5% 10/15/25	1,605,000	1,729,255
San Jacinto Unified School District Series 2014:
5% 8/1/23 (Assured Guaranty Muni. Corp. Insured)	400,000	408,861
5% 8/1/24 (Assured Guaranty Muni. Corp. Insured)	750,000	783,624
San Marcos Redev. Agcy. Successor Series 2015 A, 5% 10/1/23	900,000	923,102
San Mateo County Cmnty. College District Series 2006 B, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,505,000	3,162,930
San Mateo Unified School District:
(Election of 2000 Proj.) Series B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,055,000	2,818,458
Series 2013 A, 5% 9/1/33 (Pre-Refunded to 9/1/23 @ 100)	815,000	836,163
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/23 (Assured Guaranty Muni. Corp. Insured)	630,000	641,988
5% 6/15/24 (Assured Guaranty Muni. Corp. Insured)	100,000	104,289
Santa Barbara Fing. Auth. (Arpt. Proj.) Series 2019:
5% 4/1/23	1,125,000	1,141,962
5% 4/1/25	1,250,000	1,333,333
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (b)	7,325,000	6,778,715
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
5% 10/1/23	650,000	668,654
5% 10/1/24	700,000	734,269
5% 10/1/25	750,000	803,455
5% 10/1/26	1,000,000	1,092,064
5% 10/1/27	1,000,000	1,112,501
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/23 (Assured Guaranty Muni. Corp. Insured)	3,115,000	3,182,855
5% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	125,000	130,289
5% 9/1/26 (Assured Guaranty Muni. Corp. Insured)	3,610,000	3,891,969
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/23	1,000,000	1,017,836
5% 6/1/27	500,000	539,269
Turlock Irrigation District Rev. Series 2020:
5% 1/1/25	4,760,000	5,028,726
5% 1/1/26	4,995,000	5,391,537
Union Elementary School District Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	400,000
Univ. of California Revs. Series 2023 BM:
5% 5/15/28 (c)	3,000,000	3,322,024
5% 5/15/29 (c)	2,350,000	2,628,354
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
5% 1/1/23	450,000	453,204
5% 1/1/24	1,150,000	1,180,863
5% 1/1/26	500,000	529,011
5% 1/1/28	1,000,000	1,078,270
Vernon Elec. Sys. Rev.:
Series 2021 A:
5% 4/1/24	1,100,000	1,128,586
5% 4/1/26	1,000,000	1,055,833
5% 4/1/28	1,500,000	1,623,081
Series 2022 A:
5% 8/1/23	575,000	584,129
5% 8/1/24	700,000	721,707
5% 8/1/25	500,000	523,046
5% 8/1/26	600,000	636,356
5% 8/1/29	1,055,000	1,152,096
Washington Township Health Care District Rev.:
Series 2019 A:
5% 7/1/23	715,000	726,496
5% 7/1/24	500,000	516,587
5% 7/1/25	500,000	524,907
5% 7/1/26	550,000	585,723
5% 7/1/27	600,000	644,224
Series A:
5% 7/1/23	175,000	178,176
5% 7/1/24	200,000	206,635
5% 7/1/25	200,000	209,963
5% 7/1/26	250,000	266,238
5% 7/1/27	375,000	402,640
5% 7/1/28	400,000	433,003
5% 7/1/29	350,000	380,865
West Contra Costa Unified School District:
Series 2004 C, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	530,000	461,303
Series E:
4% 8/1/25 (Assured Guaranty Muni. Corp. Insured)	500,000	519,999
4% 8/1/27 (Assured Guaranty Muni. Corp. Insured)	650,000	690,810
4% 8/1/27 (Assured Guaranty Muni. Corp. Insured)	600,000	637,671
Series F, 4% 8/1/25 (Assured Guaranty Muni. Corp. Insured)	400,000	415,999
TOTAL CALIFORNIA		626,184,826
Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/24	2,000,681	1,848,131
5.25% 7/1/23	1,000,000	1,014,893
5.625% 7/1/27	200,000	211,972
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
5% 7/1/23	50,000	50,837
5% 7/1/24	70,000	72,348
5% 7/1/25	95,000	99,706
5% 7/1/26	100,000	106,272
TOTAL PUERTO RICO		3,404,159
TOTAL MUNICIPAL BONDS (Cost $648,727,391)		629,588,985

Municipal Notes - 2.8%
	Principal Amount (a)	Value ($)
California - 2.8%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series G1, 1.35% 9/7/22, LOC Bank of America NA, VRDN (b)	10,000,000	10,000,000
California Gen. Oblig. Series 2005 B5, 0.85% 9/1/22, LOC U.S. Bank NA, Cincinnati, VRDN (b)	3,800,000	3,800,000
California Muni. Fin. Auth. Rev. (Chevron U.S.A., Inc. Proj.) Series 2010 A, 0.85% 9/1/22, VRDN (b)	2,000,000	2,000,000
Irvine Reassessment District 12-1 Ltd. Oblig. Series A, 0.85% 9/1/22, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(d)	1,614,000	1,614,000

TOTAL MUNICIPAL NOTES (Cost $17,414,000)		17,414,000

TOTAL INVESTMENT IN SECURITIES - 106.4% (Cost $666,141,391)	647,002,985
NET OTHER ASSETS (LIABILITIES) - (6.4)%	(39,087,552)
NET ASSETS - 100.0%	607,915,433

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,768,001 or 1.9% of net assets.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	647,002,985	-	647,002,985	-
Total Investments in Securities:	647,002,985	-	647,002,985	-
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $666,141,391):		$647,002,985
Receivable for fund shares sold		228,497
Interest receivable		6,212,206
Prepaid expenses		991
Receivable from investment adviser for expense reductions		64,990
Other receivables		1,449
Total assets		653,511,118
Liabilities
Payable to custodian bank	$1,261,312
Payable for investments purchased on a delayed delivery basis	43,026,181
Payable for fund shares redeemed	847,689
Distributions payable	190,785
Accrued management fee	179,193
Other affiliated payables	60,934
Other payables and accrued expenses	29,591
Total Liabilities		45,595,685
Net Assets		$607,915,433
Net Assets consist of:
Paid in capital		$630,587,948
Total accumulated earnings (loss)		(22,672,515)
Net Assets		$607,915,433
Net Asset Value , offering price and redemption price per share ($607,915,433 ÷ 59,701,783 shares)		$10.18

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Interest		$5,311,919
Expenses
Management fee	$1,087,978
Transfer agent fees	287,663
Accounting fees and expenses	74,526
Custodian fees and expenses	4,807
Independent trustees' fees and expenses	1,034
Registration fees	11,598
Audit	29,023
Legal	1,419
Miscellaneous	1,861
Total expenses before reductions	1,499,909
Expense reductions	(403,114)
Total expenses after reductions		1,096,795
Net Investment income (loss)		4,215,124
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,060,596)
Total net realized gain (loss)		(3,060,596)
Change in net unrealized appreciation (depreciation) on investment securities		(17,746,019)
Net gain (loss)		(20,806,615)
Net increase (decrease) in net assets resulting from operations		$(16,591,491)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,215,124	$9,311,027
Net realized gain (loss)	(3,060,596)	(505,380)
Change in net unrealized appreciation (depreciation)	(17,746,019)	(20,511,389)
Net increase (decrease) in net assets resulting from operations	(16,591,491)	(11,705,742)
Distributions to shareholders	(4,205,262)	(9,381,413)
Share transactions
Proceeds from sales of shares	135,876,573	200,532,241
Reinvestment of distributions	3,156,037	6,880,366
Cost of shares redeemed	(215,105,265)	(256,993,169)
Net increase (decrease) in net assets resulting from share transactions	(76,072,655)	(49,580,562)
Total increase (decrease) in net assets	(96,869,408)	(70,667,717)

Net Assets
Beginning of period	704,784,841	775,452,558
End of period	$607,915,433	$704,784,841

Other Information
Shares
Sold	13,297,474	18,586,287
Issued in reinvestment of distributions	308,356	638,642
Redeemed	(21,003,757)	(23,871,027)
Net increase (decrease)	(7,397,927)	(4,646,098)

Fidelity® California Limited Term Tax-Free Bond Fund

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.50	$10.81	$10.87	$10.58	$10.49	$10.59
Income from Investment Operations
Net investment income (loss) B,C	.069	.132	.157	.182	.184	.168
Net realized and unrealized gain (loss)	(.320)	(.309)	(.040)	.290	.090	(.100)
Total from investment operations	(.251)	(.177)	.117	.472	.274	.068
Distributions from net investment income	(.069)	(.132)	(.157)	(.181)	(.184)	(.168)
Distributions from net realized gain	-	(.001)	(.020)	(.001)	-	-
Total distributions	(.069)	(.133)	(.177)	(.182)	(.184)	(.168)
Net asset value, end of period	$10.18	$10.50	$10.81	$10.87	$10.58	$10.49
Total Return D,E	(2.39)%	(1.66)%	1.09%	4.50%	2.64%	.64%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.48% H	.47%	.47%	.47%	.48%	.47%
Expenses net of fee waivers, if any	.35% H	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% H	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.34% H	1.23%	1.45%	1.70%	1.75%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$607,915	$704,785	$775,453	$751,973	$730,594	$774,419
Portfolio turnover rate I	24% H	18%	19%	31%	33%	20%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended August 31, 2022

1. Organization.
Fidelity California Limited Term Tax-Free Bond Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of California.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   market discount, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 387,059
Gross unrealized depreciation	(19,518,695)
Net unrealized appreciation (depreciation)	$ (19,131,636)
Tax cost	$ 666,134,621

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(443,986)
Long-term	(61,394)
Total capital loss carryforward	$(505,380)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity California Limited Term Tax-Free Bond Fund	77,932,669	131,813,846

4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .34% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .09% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity California Limited Term Tax-Free Bond Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity California Limited Term Tax-Free Bond Fund	9,750,000	1,000,000	-

5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity California Limited Term Tax-Free Bond Fund	$ 583

6. Expense Reductions.
The investment adviser voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .35% of average net assets. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $394,798.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,822.
In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $5,494.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period- C March 1, 2022 to August 31, 2022

Fidelity® California Limited Term Tax-Free Bond Fund	.35%
Actual		$ 1,000	$ 976.10	$ 1.74
Hypothetical- B		$ 1,000	$ 1,023.44	$ 1.79

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.817080.116
CSI-SANN-1022

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 20, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 20, 2022